Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Feb. 24, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Number of common shares issued under public offering		9,091,473	8,591,542
Subsequent Event [Member] | Public Offering [Member]
Subsequent Event [Line Items]
Number of common shares issued under public offering	1,610,000
Gross proceeds from public offering	$ 35.0
Net proceeds from public offering	$ 32.8
Subsequent Event [Member] | Public Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Price per share	$ 21.75